CONCENTRATION OF RISKS (Tables)	12 Months Ended
Dec. 31, 2013
CONCENTRATION OF RISKS [Abstract]
Schedule of Advances to Suppliers

	December 31,
	2012	2013
	RMB	RMB	US$

Shanghai Volkswagen Automobile Selling Co., Ltd.	82,532	61,956	10,234
FAW-Mazda Automobile Sales Co., Ltd.	25,327	42,129	6,959
FAW-VW Automobile Sales Co., Ltd.	170,601	260,706	43,066
Chang An Ford Mazda Automobile Co., Ltd.	7,137	1,309	216
FAW-Toyota Automobile Sales Co., Ltd.	24,154	39,530	6,530
GAC Honda Automobile Co., Ltd.	4,836	22,295	3,683

	314,587	427,925	70,688

Total advances	316,067	468,985	77,470

Percentage of advances to top six suppliers to total advances	99.5%	91.2%	91.2%